Lease Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lessor, Lease, Description [Line Items]
Gain (loss) on sale of leased assets, net, operating leases	¥ 76,633	¥ 53,441	¥ 56,932
Real estate asset [member]
Lessor, Lease, Description [Line Items]
Gain (loss) on sale of leased assets, net, operating leases	31,965	20,960	25,699
Operating lease assets other than real estate [member]
Lessor, Lease, Description [Line Items]
Gain (loss) on sale of leased assets, net, operating leases	¥ 44,668	¥ 32,481	¥ 31,233